Recently Issued Accounting Standards Recently Issued Accounting Standards (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities			$ 0
Increase (decrease) in restricted cash and cash equivalents, investing activities			0
Increase (decrease) in restricted cash and cash equivalents, financing activities			0
Net increase in cash, cash equivalents and restricted cash	[1]	$ 151,486	98,847
Cash, cash equivalents and restricted cash at beginning of period	[1]	612,677	640,218
Cash, cash equivalents and restricted cash at end of period	[1]	$ 764,163	739,065
Accounting Standards Update 2016-18 | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities			323
Increase (decrease) in restricted cash and cash equivalents, investing activities			(4,773)
Increase (decrease) in restricted cash and cash equivalents, financing activities			(32,025)
Net increase in cash, cash equivalents and restricted cash			62,372
Cash, cash equivalents and restricted cash at beginning of period			224,190
Cash, cash equivalents and restricted cash at end of period			286,562
Accounting Standards Update 2016-18 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities			(323)
Increase (decrease) in restricted cash and cash equivalents, investing activities			4,773
Increase (decrease) in restricted cash and cash equivalents, financing activities			32,025
Net increase in cash, cash equivalents and restricted cash			36,475
Cash, cash equivalents and restricted cash at beginning of period			416,028
Cash, cash equivalents and restricted cash at end of period			$ 452,503

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.